Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Short-term employee salaries and benefits	$ 2,382	$ 2,240
Share-based payments	3,232	3,230
Total compensation	$ 5,614	$ 5,470